Financial results, net (Tables)	12 Months Ended
Dec. 31, 2021
Financial results, net
Schedule of financial results, net

	2021	2020	2019
Interest income	17,639	17,587	31,329
Foreign exchange income	1,144	8,015	5,975
Other financial income (1)	9,297	10,095	14,585
Financial income	28,080	35,697	51,889

Interest expense	(125,533)	(99,018)	(92,687)
Foreign exchange loss	112,465	(33,037)	(43,365)
Changes in liability for concessions (Note 23)	(109,103)	(69,737)	(88,488)
Other financial loss (2) (3) (4)	(9,100)	(13,704)	(8,981)
Financial loss	(131,271)	(215,496)	(233,521)

Inflation adjustment	6,691	(26,532)	(25,391)
Inflation adjustment	6,691	(26,532)	(25,391)
Financial results, net	(96,500)	(206,331)	(207,023)

(1) Mainly includes gains from other financial assets for a total amount of USD 4,990 for the year ended December 31, 2021 (USD 4,690 and USD 13,152 for the year ended December 31, 2020 and 2019, respectively) and net gains from derivative financial instruments at fair value for a total amount of USD 144 thousand for the year ended December 31, 2021 (USD 1,455 and USD 101 for the year ended December 31, 2020 and 2019 respectively).

(2) Includes leases financial cost, see Note 14(ii).

(3) Includes debt renegotiations premiums paid to Notes tenders for the exchange offers for a total amount of USD 193 as of December 31, 2021 (USD 4,690 as of December 31, 2020).

(4) Includes additional amount paid to the noteholders of Puerta del Sur S.A. regarding the prepayment of the Negotiable obligations for a total amount of USD 348 thousand as of December 31, 2021.